Debt Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The components of our borrowings are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
2011 credit facility
USD denominated term loan	$292,502	$—
Multicurrency revolving line of credit	160,000	—
2007 credit facility
USD denominated term loan	—	218,642
EUR denominated term loan	—	174,031
Convertible senior subordinated notes	—	218,268
Total debt	452,502	610,941
Current portion of long-term debt	(15,000)	(228,721)
Long-term debt	$437,502	$382,220

Schedule of Long-Term Debt Repayments [Table Text Block]

Total credit facility repayments were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
2011 credit facility term loan	$7,500	$—	$—
2011 credit facility multicurrency revolving line of credit	40,000	—	—
2007 credit facility term loans	406,950	155,163	166,545
2007 credit facility revolving line of credit(1)	170,000	—	—
Total credit facility repayments	$624,450	$155,163	$166,545

(1) See repayment of the convertible senior subordinated notes below.

Prepaid Debt Fees and Accrued Interest Expense [Table Text Block]	Unamortized prepaid debt fees were as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Unamortized prepaid debt fees	$6,027	$4,483

Carrying Amounts of Debt and Equity Component [Table Text Block]
The discount on the liability component was fully amortized in the second quarter of 2011. The carrying amounts of the debt and equity components were as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Face value of convertible notes	$—	$223,604
Unamortized discount	—	(5,336)
Net carrying amount of debt component	$—	$218,268

Carrying amount of equity component	$31,831	$31,831

Schedule of Interest Expense On Liability Components [Table Text Block]

The interest expense relating to both the contractual interest coupon and amortization of the discount on the liability component is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Contractual interest coupon	$3,420	$5,590	$5,839
Amortization of the discount on the liability component	5,336	10,099	9,673
Total interest expense on convertible notes	$8,756	$15,689	$15,512

Schedule of Maturities of Long-term Debt [Table Text Block]	Minimum Payments on Debt

Minimum Payments
(in thousands)
2012	$15,000
2013	18,750
2014	26,250
2015	30,000
2016	362,502
Total minimum payments on debt	$452,502